Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Short-term borrowings
(1)	Short-term borrowings as of December 31, 2023 and 2022 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2023		December 31, 2022
BNK Securities. Co., Ltd.	—	—	~~W~~	—	100,000
KEB Hana Bank	—	—		—	30,000
Hana Financial Investment Co., Ltd.	—	—		—	4,642
DB Financial Investment Co., Ltd.	—	—		—	2,785
Shinhan Securities Co., Ltd.	—	—		—	5,571

			~~W~~	—	142,998

Long-term borrowings
(2)	Long-term borrowings as of December 31, 2023 and 2022 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2023		December 31, 2022
Korea Development Bank(*1)	1.87	Feb. 10, 2026	~~W~~	28,125	40,625
Credit Agricole CIB(*2)	3M CD + 0.82	Dec. 14, 2023		—	12,500
Mizuho bank, Ltd.	1.35	May. 20, 2024		100,000	100,000
DBS bank Ltd.	1.30	May. 28, 2024		200,000	200,000
DBS bank Ltd.	2.65	Mar. 10, 2025		200,000	200,000
Credit Agricole CIB	3.30	Apr. 29, 2024		50,000	50,000
Mizuho Bank, Ltd.	3.29	Nov. 27, 2023		—	100,000
Nonghyup Bank(*3)	MOR + 1.36	Nov. 17, 2024		40,000	40,000
Credit Agricole CIB	4.89	Nov. 28, 2025		50,000	50,000
Mizuho Bank, Ltd.(*2)	3M CD + 1.05	Jul. 25, 2025		50,000	—

				718,125	793,125
Less: present value discount				(47)	(13)

				718,078	793,112
Less: current portions				(402,500)	(124,987)

			~~W~~	315,578	668,125

(*1)	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.
(*2)	3M CD rates are 3.83% and 3.98% as of December 31, 2023 and 2022, respectively.
(*3)	6M MOR rates are 3.85% and 4.35% as of December 31, 2023 and 2022, respectively.

Convertible bonds
1 )	As of December 31, 2023, the conditions for issuing convertible bonds are as follows:

(In millions of won and thousands of U.S. dollars)
Series
	1	2	3	4	5
Total amount of convertible bonds authorized	3,868 (USD 3,000)	3,868 (USD 3,000)	2,579 (USD 2,000)	10,444 (USD 8,100)	20,824 (USD 16,150)
Coupon rate	0% (However, if not converted, 4% from January 1, 2025, to three years from the issue date, and 8% thereafter until the maturity of the convertible bonds)
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to the issued amount
Convertible period	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequent investments
Conversion ratio	100%
Conversion price (In U.S. dollars)	USD 410.22 per share
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions

(In millions of won and thousands of U.S. dollars)
Series
	6	7
Total amount of convertible bonds authorized	9,993 (USD 7,750)	10,315 (USD 8,000)
Coupon rate	0% (However, if not converted, 4% from January 1, 2025, to three years from the issue date, and 8% thereafter until the maturity of the convertible bonds)
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to the issued amount
Convertible period	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequent investments
Conversion ratio	100%
Conversion price (In U.S. dollars)	USD 410.22 per share
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions

Changes in the convertible bonds liability component
2 )	The carrying amount of changes in the liability component (present value of non-convertible bonds) of the convertible bonds for the year ended December 31, 2023 are as follows

(In millions of won and thousands of U.S. dollars)
2023
Beginning balance	—
Issuance of convertible bonds	54,284 (USD 41,932)
Amortization based on effective interest rate	4,951 (USD 4,007)

Ending balance	59,235 (USD 45,939)

Debentures
(3)	Debentures as of December 31, 2023 and 2022 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2023		December 31, 2022
Unsecured corporate bonds	Operating and refinancing fund	2032	3.45	~~W~~	90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03		—	230,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2024	3.64		150,000	150,000
Unsecured corporate bonds	Refinancing fund	2024	2.82		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.49		150,000	150,000
Unsecured corporate bonds		2030	2.61		50,000	50,000
Unsecured corporate bonds	Operating fund	2025	2.66		70,000	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.55		100,000	100,000
Unsecured corporate bonds	Operating fund	2035	2.75		70,000	70,000
Unsecured corporate bonds		2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2027	2.55		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds		2023	2.81		—	100,000
Unsecured corporate bonds		2028	3.00		200,000	200,000
Unsecured corporate bonds		2038	3.02		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2023	2.33		—	150,000
Unsecured corporate bonds		2038	2.44		50,000	50,000
Unsecured corporate bonds	Operating fund	2024	2.09		120,000	120,000
Unsecured corporate bonds		2029	2.19		50,000	50,000
Unsecured corporate bonds		2039	2.23		50,000	50,000
Unsecured corporate bonds	Operating and refinancing fund	2024	1.49		60,000	60,000
Unsecured corporate bonds		2029	1.50		120,000	120,000
Unsecured corporate bonds		2039	1.52		50,000	50,000
Unsecured corporate bonds		2049	1.56		50,000	50,000
Unsecured corporate bonds	Operating fund	2024	1.76		70,000	70,000
Unsecured corporate bonds		2029	1.79		40,000	40,000
Unsecured corporate bonds		2039	1.81		60,000	60,000
Unsecured corporate bonds	Operating and refinancing fund	2023	1.64		—	170,000
Unsecured corporate bonds	Operating fund	2025	1.75		130,000	130,000
Unsecured corporate bonds		2030	1.83		50,000	50,000
Unsecured corporate bonds		2040	1.87		70,000	70,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2023	December 31, 2022
Unsecured corporate bonds	Refinancing fund	2025	1.40	140,000	140,000
Unsecured corporate bonds		2030	1.59	40,000	40,000
Unsecured corporate bonds		2040	1.76	110,000	110,000
Unsecured corporate bonds		2024	1.17	80,000	80,000
Unsecured corporate bonds		2026	1.39	80,000	80,000
Unsecured corporate bonds		2031	1.80	50,000	50,000
Unsecured corporate bonds		2041	1.89	100,000	100,000
Unsecured corporate bonds		2024	2.47	90,000	90,000
Unsecured corporate bonds		2026	2.69	70,000	70,000
Unsecured corporate bonds		2041	2.68	40,000	40,000
Unsecured corporate bonds		2025	3.80	240,000	240,000
Unsecured corporate bonds		2027	3.84	70,000	70,000
Unsecured corporate bonds		2042	3.78	40,000	40,000
Unsecured corporate bonds		2025	4.00	300,000	300,000
Unsecured corporate bonds		2027	4.00	95,000	95,000
Unsecured corporate bonds		2024	4.79	100,000	100,000
Unsecured corporate bonds		2025	4.73	110,000	110,000
Unsecured corporate bonds		2027	4.74	60,000	60,000
Unsecured corporate bonds		2032	4.69	40,000	40,000
Unsecured corporate bonds		2026	3.65	110,000	—
Unsecured corporate bonds		2028	3.83	190,000	—
Unsecured corporate bonds		2026	3.72	80,000	—
Unsecured corporate bonds		2028	3.80	200,000	—
Unsecured corporate bonds		2030	3.96	70,000	—
Unsecured corporate bonds		2026	4.54	115,000	—
Unsecured corporate bonds		2028	4.68	100,000	—
Unsecured corporate bonds		2030	4.72	50,000	—
Unsecured corporate bonds		2033	4.72	30,000	—
Unsecured corporate bonds(*1)	Operating fund	2023	2.93	—	80,000
Unsecured corporate bonds(*1)	Refinancing fund	2024	2.09	160,000	160,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2024	1.71	100,000	100,000
Unsecured corporate bonds(*1)		2026	1.86	50,000	50,000
Unsecured corporate bonds(*1)	Refinancing fund	2023	1.48	—	100,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	1.64	100,000	100,000
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41	160,000	160,000
Unsecured corporate bonds(*1)		2024	1.69	100,000	100,000
Unsecured corporate bonds(*1)		2025	2.58	100,000	100,000
Unsecured corporate bonds(*1)		2032	2.92	50,000	50,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	4.21	50,000	—
Unsecured corporate bonds(*1)		2026	4.28	100,000	—
Unsecured corporate bonds(*1)		2028	4.37	90,000	—

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2023		December 31, 2022
Unsecured corporate bonds(*1)	Facility fund	2026	4.87		100,000	—
Unsecured corporate bonds(*1)		2028	5.00		60,000	—
Unsecured global bonds	Operating fund	2027	6.63		515,760 (USD 400,000)	506,920 (USD 400,000)
Unsecured global bonds		2023	3.75		—	633,650 (USD 500,000)
Unsecured global bonds(*1)	Refinancing fund	2023	3.88		—	380,190 (USD 300,000)
Unsecured global bonds(*1)		2028	4.88		386,820 (USD 300,000)	—
Floating rate notes(*2)	Operating fund	2025	SOFR rate + 1.17		386,820 (USD 300,000)	380,190 (USD 300,000)
Convertible bonds(*3)	Operating fund	2028	—		3,868 (USD 3,000)	—
Convertible bonds(*3)		2028	—		3,868 (USD 3,000)	—
Convertible bonds(*3)		2028	—		2,579 (USD 2,000)	—
Convertible bonds(*3)		2028	—		10,444 (USD 8,100)	—
Convertible bonds(*3)		2028	—		20,824 (USD 16,150)	—
Convertible bonds(*3)		2028	—		9,993 (USD 7,750)	—
Convertible bonds(*3)		2028	—		10,315 (USD 8,000)	—

					8,351,291	8,385,950
Less: discounts on bond					(25,648)	(19,256)

					8,325,643	8,366,694
Less: current portions of bonds					(1,219,344)	(1,842,599)

				~~W~~	7,106,299	6,524,095

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.
(*2)	Interest rates applied are SOFR rate 5.38% as of December 31, 2023 and LIBOR rate (3 month) 4.75% + 0.91% as of December 31, 2022.
(*3)	Convertible bonds were issued by SAPEON Inc., a subsidiary of the Parent Company, and the conditions for issuing convertible bonds and changes are as follows: